Long-term Debt - Senior Guaranteed Noted (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 3,186,300,000	$ 902,800,000
Borrowings		3,566,300,000	1,441,500,000	$ 1,970,200,000
Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		711,900,000
Due within one year		316,400,000
Due beyond one year		395,500,000
Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		95,700,000
Due within one year		0
Due beyond one year		95,700,000
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 589,500,000	105,000,000
Senior guaranteed notes		883,400,000	1,441,500,000
Current notes and debentures issued and current portion of non-current notes and debentures issued		380,000,000.0	538,700,000
Non-current portion of non-current notes and debentures issued		503,400,000	902,800,000
Senior guaranteed notes | Cross Currency Derivative Contract Swap 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	517,000,000
Principal		$ 606,900,000
4.12% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 61,500,000
Borrowings, interest rate	4.12%	4.12%
Senior guaranteed notes		$ 0	83,200,000
4.12% Interest, Maturing 4/11/2023 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		0
4.12% Interest, Maturing 4/11/2023 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		0
3.58% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal		$ 80,000,000.0
Borrowings, interest rate	3.58%	3.58%
Senior guaranteed notes		$ 0	80,000,000.0
3.58% Interest, Maturing 4/11/2023 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		0
3.58% Interest, Maturing 4/11/2023 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		0
4.11% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal		$ 10,000,000.0
Borrowings, interest rate	4.11%	4.11%
Senior guaranteed notes		$ 0	10,000,000.0
4.11% Interest, Maturing 6/12/2023 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		0
4.11% Interest, Maturing 6/12/2023 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		$ 0
3.78% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 270,000,000.0
Borrowings, interest rate	3.78%	3.78%
Senior guaranteed notes		$ 0	365,500,000
3.78% Interest, Maturing 6/12/2023 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		0
3.78% Interest, Maturing 6/12/2023 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		0
3.85% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal		$ 40,000,000.0
Borrowings, interest rate	3.85%	3.85%
Senior guaranteed notes		$ 40,000,000.0	40,000,000.0
3.85% Interest, Maturing 6/20/2024 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		40,000,000.0
3.85% Interest, Maturing 6/20/2024 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		$ 0
3.75% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 257,500,000
Borrowings, interest rate	3.75%	3.75%
Senior guaranteed notes		$ 340,000,000.0	348,500,000
3.75% Interest, Maturing 6/20/2024 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		276,400,000
3.75% Interest, Maturing 6/20/2024 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		$ 0
4.30% Interest, Maturing 4/11/2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 82,000,000.0
Borrowings, interest rate	4.30%	4.30%
Senior guaranteed notes		$ 108,300,000	111,000,000.0
4.30% Interest, Maturing 4/11/2025 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		67,900,000
4.30% Interest, Maturing 4/11/2025 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		39,600,000
3.94% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal		$ 65,000,000.0
Borrowings, interest rate	3.94%	3.94%
Senior guaranteed notes		$ 65,000,000.0	65,000,000.0
3.94% Interest, Maturing 4/22/2025 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		65,000,000.0
3.94% Interest, Maturing 4/22/2025 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		$ 0
4.08% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 230,000,000.0
Borrowings, interest rate	4.08%	4.08%
Senior guaranteed notes		$ 303,700,000	311,300,000
4.08% Interest, Maturing 4/22/2025 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		262,600,000
4.08% Interest, Maturing 4/22/2025 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		$ 29,700,000
4.18% Interest, Maturing 4/22/2027
Disclosure of detailed information about borrowings [line items]
Principal	$ 20,000,000.0
Borrowings, interest rate	4.18%	4.18%
Senior guaranteed notes		$ 26,400,000	$ 27,000,000.0
4.18% Interest, Maturing 4/22/2027 | Senior guaranteed notes, Hedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		0
4.18% Interest, Maturing 4/22/2027 | Senior guaranteed notes, Unhedged
Disclosure of detailed information about borrowings [line items]
Principal due on maturity		$ 26,400,000